Corporate Bonds Issuance - Summary of Corporate Bond Liabilities (Parenthetical) (Detail)				12 Months Ended
	May 02, 2022 USD ($)	May 08, 2017 ARS ($)	Nov. 04, 2016 USD ($)	Dec. 31, 2022	May 09, 2022 USD ($)	Oct. 16, 2019 ARS ($)	Oct. 17, 2018 ARS ($)	May 08, 2017 USD ($)
Disclosure of external credit grades [line items]
Corporate bond fixed rate				6.643%
Corporate bond face value					$ 2,889,191,000
Subordinated Resettable – Class A
Disclosure of external credit grades [line items]
Corporate bond fixed rate			6.75%
Corporate bond face value			$ 400,000,000
Corporate bonds benchmark reset rate			546.30%
Non-subordinated – Class B
Disclosure of external credit grades [line items]
Corporate bond face value		$ 4,620,570,000						$ 300,000,000
Corporate bond fixed rate		17.50%
Corporate bond face value						$ 501,861,000	$ 1,229,518,000
Non-subordinated – Class E
Disclosure of external credit grades [line items]
Debt instrument face value	$ 17,000,000
Borrowings interest rate	1.45%
Borrowings maturity	May 2, 2024
Percentage Of The Remaining Principal Amount Redeemable in Case The Bonds Are Redeemed Within Nine Months From The Date Of Issuance				102.00%
Percentage Of Principal Amount Redeemable In Case Bonds Are Redeemed During The Term After Nine Months From The Date Of Issuance Date But Before The Due Date Of Redemption				101.00%